Annual Total Returns - Fidelity Freedom Blend 2020 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2020 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2020 Fund- Retail
Bar Chart Table:
Annual Return 2019	18.42%
Annual Return 2020	13.17%